Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Anitdilutive securities excluded from the computation of earnings per share	6.7	6.7